Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2024
Financial Risk Management Objectives and Policies [Abstract]
Schedule of Foreign Currency Risk	The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in US dollars, was as follows:
	As of December 31, 2024		As of December 31, 2023
	RMB	CHF	RMB	CHF
	US’000	US’000	US’000	US’000
Cash and cash equivalents	47,198	105	23,223	119
Interest-bearing bank and other borrowings	(12,520)	—	(12,707)	—
Trade payables	(5,474)	—	(6,891)	—

Schedule of Exchange Rate

The following table demonstrates the sensitivity at the end of each of the Relevant Periods to a reasonably possible change in the $ and RMB exchange rate, with all other variables held constant, of the Group’s profit before tax (due to changes in the fair values of monetary assets and liabilities).

	Increase/	Increase/
	(decrease) in	(decrease)	Increase/
	$/RMB	in net	(decrease)
	rate%	loss	in equity
		$’000	$’000
At December 31, 2022
If the $ strengthens against the RMB	5	—	(1,939)
If the $ weakens against the RMB	(5)	—	4,081

	Increase/	Increase/
	(decrease) in	(decrease)	Increase/
	$/RMB	in net	(decrease)
	rate%	loss	in equity
		$’000	$’000
At December 31, 2023
If the $ strengthens against the RMB	5	(1,010)	(943)
If the $ weakens against the RMB	(5)	1,116	1,042

	Increase/	Increase/
	(decrease) in	(decrease)	Increase/
	$/RMB	in net	(decrease)
	rate%	loss	in equity
		$’000	$’000
As of December 31, 2024
If the $ strengthens against the RMB	5	(859)	(863)
If the $ weakens against the RMB	(5)	949	954

Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments

The maturity profile of the Group’s financial liabilities as of the end of each Relevant Periods, based on the contractual undiscounted payments, is as follows:

	As of December 31, 2023
	revised
		Less than
	On demand	1 year	1 to 5 years	Over 5 years	Total
	$’000	$’000	$’000	$’000	$’000
Trade and bills payables	14,348	—	—	—	14,348
Financial liabilities included in other payables and accruals	4,247	—	—	—	4,247
Lease liabilities	—	722	478	—	1,200
Interest-bearing bank borrowings	—	31,340	—	—	31,340
Total	18,595	32,062	478	—	51,135

	As of December 31, 2024
		Less than
	On demand	1 year	1 to 5 years	Over 5 years	Total
	$’000	$’000	$’000	$’000	$’000
Trade and bills payables	10,146	—	—	—	10,146
Financial liabilities included in other payables and accruals	275	—	—	—	275
Lease liabilities	—	471	453	—	924
Interest-bearing bank borrowings	—	27,102	—	—	27,102
Total	10,421	27,573	453	—	38,447

Schedule of Asset Liability Ratios

The asset-liability ratios as of the end of each of the Relevant Periods are as follows:

	As of December 31,
	2023	2024
	revised
	$’000	$’000
Total assets	130,189	71,270
Total liabilities	55,143	45,785
Asset-liability ratio (Note i)	2.36	1.56

The asset-liability ratio is calculated by dividing total assets by total liabilities.